Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	467,028.03
Total Transaction Valuation	3,381,810,524.75
Total Offset Amount	0.00
Net Fee	$ 467,028.03
Offering Table N/A
Offset Table N/A	N/A